Revenue Recognition (Details) - Schedule of revenues under each performance - SoundHound, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 4,290	$ 3,739
Hosted services [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	3,344	3,387
Professional services [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	567
Monetization [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	208	352
License [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 171